Net Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Finance Expense [Abstract]
Interest expenses from loans and financings	$ 1,220,844	$ 1,152,892	$ 1,183,852
Interest income	70,797	97,980	117,866
Interest income from short-term investments	$ 169,330	$ 182,812	$ 105,839